Other Financial Assets at Fair Value Through Profit or Loss - Additional Information (Detail) £ in Billions	6 Months Ended
Jun. 30, 2019 GBP (£)
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Senior tranches of credit linked notes netted against senior cash deposits	£ 1.8
Debt Securities [member]
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Senior credit linked notes presented on a net basis	£ 2.1